Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense	$ 111,311	$ 5,341
Cost of Sales [Member]
Depreciation and amortization expense	52,000
General and Administrative Expense [Member]
Depreciation and amortization expense	26,000
Research and Development Expense [Member]
Depreciation and amortization expense	23,000
Deferred Costs [Member]
Depreciation and amortization expense	$ 10,000